Expected Credit Losses (Details) - Schedule of expense of provisions constituted for credit risk and expected credit losses - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Evaluation Individual [Member]
Loans and advances to Banks
Expense of allowances established for credit risk	$ 25,334	$ (113,747)	$ 207,959
Contingent loans
Expenses of provisions for contingent loans
Evaluation Individual [Member] | Loans and advances to Banks [Member]
Loans and advances to Banks
Allowances established	1,792		348
Allowances released		(377)
Subtotal	1,792	(377)	348
Evaluation Individual [Member] | Commercial loans [Member]
Loans and advances to Banks
Allowances established	23,542		207,611
Allowances released		(113,370)
Subtotal	23,542	(113,370)	207,611
Evaluation Individual [Member] | Residential Mortgage Loans [Member]
Loans and advances to Banks
Allowances established
Allowances released
Subtotal
Evaluation Individual [Member] | Consumer loans [Member]
Loans and advances to Banks
Allowances established
Allowances released
Subtotal
Evaluation Individual [Member] | Contingent loans [Member]
Contingent loans
Commercial loans
Consumer loans
Evaluation Group [Member]
Loans and advances to Banks
Expense of allowances established for credit risk	393,082	207,457	312,348
Evaluation Group [Member] | Loans and advances to Banks [Member]
Loans and advances to Banks
Allowances established
Allowances released
Subtotal
Evaluation Group [Member] | Commercial loans [Member]
Loans and advances to Banks
Allowances established	67,256	50,433	88,278
Allowances released
Subtotal	67,256	50,433	88,278
Evaluation Group [Member] | Residential Mortgage Loans [Member]
Loans and advances to Banks
Allowances established	22,706	15,046	4,607
Allowances released
Subtotal	22,706	15,046	4,607
Evaluation Group [Member] | Consumer loans [Member]
Loans and advances to Banks
Allowances established	303,120	141,978	219,463
Allowances released
Subtotal	303,120	141,978	219,463
Subtotal [Member]
Loans and advances to Banks
Expense of allowances established for credit risk	418,416	93,710	520,307
Contingent loans
Expenses of provisions for contingent loans	51,445	(5,132)	73,210
Impairments for credit risk from financial assets at fair value through other comprehensive income	8,009	1,001	(4,652)
Recovery of written-off credits
Total Expected Credit Losses	412,130	19,172	547,106
Subtotal [Member] | Loans and advances to Banks [Member]
Loans and advances to Banks
Allowances established	1,792		348
Allowances released		(377)
Subtotal	1,792	(377)	348
Subtotal [Member] | Commercial loans [Member]
Loans and advances to Banks
Allowances established	90,798	50,433	295,889
Allowances released		(113,370)
Subtotal	90,798	(62,937)	295,889
Subtotal [Member] | Residential Mortgage Loans [Member]
Loans and advances to Banks
Allowances established	22,706	15,046	4,607
Allowances released
Subtotal	22,706	15,046	4,607
Subtotal [Member] | Consumer loans [Member]
Loans and advances to Banks
Allowances established	303,120	141,978	219,463
Allowances released
Subtotal	303,120	141,978	219,463
Subtotal [Member] | Contingent loans [Member]
Contingent loans
Commercial loans	30,645	3,784	11,664
Consumer loans	20,800	(8,916)	61,546
Recovery of written-off credits
Loans and advances to Banks
Subtotal [Member] | Recovery of written-off credits [Member]
Loans and advances to Banks
Subtotal	(65,740)	(70,407)	(41,759)
Contingent loans
Commercial loans	(26,554)	(15,480)	(8,599)
Consumer loans	(28,705)	(47,005)	(29,783)
Recovery of written-off credits
Loans and advances to Banks
Residential mortgage loans	$ (10,481)	$ (7,922)	$ (3,377)